Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 2.47%
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.38%	4-1-2032	$20,379	$ 20,559
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	2.38	4-1-2038	116,460	122,429
FHLMC (12 Month LIBOR +1.91%) ±	2.41	9-1-2031	2,032	2,032
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	2.90	7-1-2029	481	481
FHLMC (3 Year Treasury Constant Maturity +2.21%) ±	3.43	5-1-2026	14,063	14,267
FHLMC	3.50	10-15-2025	200,968	211,448
FHLMC	4.00	5-1-2025	334,599	355,850
FHLMC	6.00	10-1-2021	1,847	1,851
FHLMC	9.50	12-1-2022	2	2
FHLMC Series 2597 Class AE	5.50	4-15-2033	20,732	22,570
FHLMC Series 2642 Class AR	4.50	7-15-2023	63,277	65,150
FHLMC Series 3609 Class LA	4.00	12-15-2024	22	23
FHLMC Series QO04 Class AFL (12 Month Treasury Average +0.74%) ±	0.87	5-25-2044	498,333	497,951
FHLMC Series T-42 Class A6	9.50	2-25-2042	250,210	317,177
FHLMC Series T-57 Class 2A1 ±±	3.73	7-25-2043	58,289	62,758
FHLMC Series T-59 Class 2A1 ±±	3.58	10-25-2043	653,821	824,139
FHMLC Series 4358 Class DA	3.00	6-15-2040	528,459	531,894
FNMA (1 Year Treasury Constant Maturity +1.27%) ±	1.40	8-1-2034	87,688	87,808
FNMA %%	2.00	6-17-2036	6,400,000	6,611,753
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	2.32	11-1-2031	32,354	32,573
FNMA (12 Month LIBOR +1.77%) ±	2.39	7-1-2044	374,280	396,606
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	2.47	8-1-2036	603,506	641,356
FNMA	4.00	6-25-2026	203,012	220,385
FNMA	4.00	8-25-2037	138,729	143,839
FNMA	5.50	3-1-2023	77,584	79,531
FNMA	6.00	3-1-2033	172,260	193,470
FNMA	6.50	8-1-2031	137,651	162,915
FNMA	8.00	9-1-2023	104	104
FNMA	9.00	11-1-2024	14,625	15,186
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	5-25-2042	410,531	487,683
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	21,926	26,904
FNMA Series 2003-41 Class PE	5.50	5-25-2023	59,544	61,548
FNMA Series 2003-W11 Class A1 ±±	3.17	6-25-2033	4,176	4,245
FNMA Series 2003-W6 Class 6A ±±	3.50	8-25-2042	392,900	410,022
FNMA Series 2003-W6 Class PT4 ±±	8.12	10-25-2042	42,911	53,011
FNMA Series 2005-84 Class MB	5.75	10-25-2035	179,933	202,407
FNMA Series 2006-W1 Class 2AF2 (1 Month LIBOR +0.19%) ±	0.30	2-25-2046	817,976	805,462
FNMA Series 2010-37 Class A1	5.41	5-25-2035	656,309	685,228
GNMA	4.50	4-20-2035	44,347	47,911
GNMA	8.00	12-15-2023	4,777	5,017
GNMA	9.00	11-15-2024	38	38
Total Agency securities (Cost $13,920,366)				14,425,583
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Bond Plus Fund  |  1

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 11.07%
American Airlines Series 2014-1 Class B Pass Through Trust	4.38%	4-1-2024	$679,244	$ 677,793
AVIS Budget Rental Car Funding Series 2019-2A Class A 144A	3.35	9-22-2025	3,000,000	3,231,315
AVIS Budget Rental Car Funding Series 2020-1A Class B 144A	2.68	8-20-2026	2,220,000	2,332,221
BlueMountain CLO Limited Series 2012-2A Class AR2 (3 Month LIBOR+1.05%) 144A±	1.21	11-20-2028	1,125,600	1,125,755
Chase Auto Credit Linked Note Series 2020-1 Class B 144A	0.99	1-25-2028	4,181,621	4,195,626
CIFC Funding Limited CIFC Series 2017-2A (3 Month LIBOR+1.85%) 144A±%%	1.00	4-20-2030	1,250,000	1,250,130
CommonBond Student Loan Trust Series 2018-B-GS Class A1 144A	3.56	9-25-2045	1,398,801	1,450,004
CPS Auto Trust Series 2020-A Class D 144A	2.90	12-15-2025	3,750,000	3,869,157
Dominos Pizza Master Issuer LLC Series 2015-1A Class A2 144A	4.47	10-25-2045	3,151,500	3,316,985
Drive Auto Receivables Trust Series 2018-4 Class D	4.09	1-15-2026	4,000,000	4,113,024
Drive Auto Receivables Trust Series 2019 Class 3D	3.18	10-15-2026	2,715,000	2,832,279
Educational Services of America Incorporated Series 2015-2 Class A (1 Month LIBOR+1.00%) 144A±	1.11	12-25-2056	563,092	568,120
Finance of America HECM Buyout 2020 Series HB2 Class A7 144A±±	1.71	7-25-2030	2,056,470	2,069,512
GM Financial Securitized Term Trust Series 2018-4 Class C	3.62	6-17-2024	300,000	312,292
Hertz Vehicle Financing LLC Series 2015-3A Class B 144A	3.71	9-25-2021	2,250,000	2,270,328
Hertz Vehicle Financing LLC Series 2016-2A Class A 144A	2.95	3-25-2022	138,717	139,150
Hertz Vehicle Financing LLC Series 2017-2A Class A 144A	3.29	10-25-2023	113,809	114,016
Hertz Vehicle Financing LLC Series 2018-1A Class A 144A	3.29	2-25-2024	123,037	123,461
Hertz Vehicle Financing LLC Series 2018-1A Class B 144A	3.60	2-25-2024	2,690,000	2,705,876
Hertz Vehicle Financing LLC Series 2019-1A Class A 144A	3.71	3-25-2023	261,098	261,866
Hertz Vehicle Financing LLC Series 2019-1A Class B 144A	4.10	3-25-2023	1,500,000	1,516,124
Mercury Financial Credit Card Master Trust 144A	1.54	3-20-2026	1,600,000	1,605,860
Octane Receivables Trust Series 2020-1A Class A 144A	1.71	2-20-2025	1,906,107	1,923,693
Ocwen Master Advance Receivable Trust Series 2020-T1 Class AT1 144A	1.28	8-15-2052	2,930,000	2,967,541
Santander Drive Auto Receivables Trust Series 2021-1 Class C	0.75	2-17-2026	3,500,000	3,504,038
SLC Student Loan Trust Series 2006-2 Class A5 (3 Month LIBOR+0.10%) ±	0.28	9-15-2026	39,108	39,106
SLM Student Loan Trust Series 2011-2 Class A1 (1 Month LIBOR+0.60%) ±	0.71	11-25-2027	49,976	49,997
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR+0.65%) ±	0.76	12-27-2038	1,545,981	1,552,049
SLM Student Loan Trust Series 2013-1 Class A3 (1 Month LIBOR+0.55%) ±	0.66	5-26-2055	778,773	769,801
See accompanying notes to portfolio of investments

2  |  Wells Fargo Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
SLM Student Loan Trust Series 2014-A Class B 144A	3.50%	11-15-2044	$2,500,000	$ 2,510,473
SoFi Professional Loan Program LLC Series 2016- A Class A1 (1 Month LIBOR+1.75%) 144A±	1.86	8-25-2036	1,019,548	1,028,880
SpringCastle America Funding LLC 144A	1.97	9-25-2037	1,659,551	1,682,038
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR+1.22%) 144A±	1.33	10-25-2027	449,193	451,608
Tesla Auto Lease Trust Series 2018-B Class A 144A	3.71	8-20-2021	36,036	36,116
Tesla Auto Lease Trust Series 2018-B Class D 144A	5.29	11-22-2021	2,200,000	2,223,415
Towd Point Asset Funding LLC Series 2019-HE1 Class A1 (1 Month LIBOR+0.90%) 144A±	0.99	4-25-2048	568,507	569,466
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR+0.60%) 144A±	0.71	1-25-2046	1,146,990	1,140,064
Volvo Financial Equipment LLC Series 2018-AA Class A (1 Month LIBOR+0.52%) 144A±	0.62	7-17-2023	2,240,000	2,241,512
Westlake Automobile Receivables Trust Series 2019-2A Class A2A 144A	2.57	2-15-2023	44,382	44,432
World Omni Automobile Lease Southeast Series 2019-A Class A4	3.01	7-15-2024	1,710,000	1,725,757
Total Asset-backed securities (Cost $64,337,191)				64,540,880
Corporate bonds and notes: 24.39%
Communication services: 0.78%
Diversified telecommunication services: 0.37%
T Mobile USA Incorporated	3.50	4-15-2025	2,000,000	2,170,510
Media: 0.37%
QVC Incorporated	4.85	4-1-2024	2,000,000	2,170,000
Wireless telecommunication services: 0.04%
Sprint Spectrum Company LLC 144A	3.36	3-20-2023	220,000	220,370
Consumer discretionary: 2.11%
Automobiles: 0.77%
Ford Motor Company	8.50	4-21-2023	845,000	943,231
Ford Motor Company	9.00	4-22-2025	1,730,000	2,113,662
Volkswagen Group of America Company 144A	3.35	5-13-2025	1,325,000	1,435,178
				4,492,071
Hotels, restaurants & leisure: 0.53%
Genting New York LLC 144A	3.30	2-15-2026	1,080,000	1,080,572
Las Vegas Sands Corporation	3.20	8-8-2024	1,900,000	1,998,005
				3,078,577
Household durables: 0.39%
Lennar Corporation	4.75	11-15-2022	251,000	263,500
Lennar Corporation	5.88	11-15-2024	1,770,000	2,020,774
				2,284,274
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Bond Plus Fund  |  3

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Textiles, apparel & luxury goods: 0.42%
Ralph Lauren Corporation	1.70%	6-15-2022	$1,380,000	$ 1,400,938
Tapestry Incorporated	3.00	7-15-2022	1,005,000	1,025,565
				2,426,503
Consumer staples: 1.25%
Food & staples retailing: 0.13%
7 Eleven Incorporated 144A	0.80	2-10-2024	770,000	769,287
Food products: 0.36%
Land O'Lakes Incorporated 144A	6.00	11-15-2022	2,000,000	2,119,901
Tobacco: 0.76%
Altria Group Incorporated	1.70	6-15-2025	1,515,000	1,934,179
BAT Capital Corporation	2.79	9-6-2024	2,350,000	2,476,250
				4,410,429
Energy: 1.10%
Oil, gas & consumable fuels: 1.10%
Energy Transfer Operating Company	3.60	2-1-2023	1,188,000	1,235,645
Energy Transfer Partners LP	5.20	2-1-2022	2,060,000	2,100,329
Pioneer Natural Resource	0.55	5-15-2023	750,000	752,460
Plains All American Pipeline LP	3.85	10-15-2023	2,205,000	2,334,299
				6,422,733
Financials: 12.54%
Banks: 3.83%
Bank of America Corporation (U.S. SOFR+0.74%) ±	0.81	10-24-2024	3,000,000	3,016,946
Bank of America Corporation (U.S. SOFR+0.91%) ±	1.66	3-11-2027	2,370,000	2,403,513
Bank of America Corporation (3 Month LIBOR+0.94%) ±	3.86	7-23-2024	1,000,000	1,070,590
Citigroup Incorporated (U.S. SOFR+0.69%) ±	0.78	10-30-2024	2,000,000	2,009,882
Credit Suisse NY	2.95	4-9-2025	2,250,000	2,417,560
Deutsche Bank (U.S. SOFR+2.16%) ±	2.22	9-18-2024	1,500,000	1,542,800
Deutsche Bank	3.30	11-16-2022	1,000,000	1,038,558
JPMorgan Chase & Company (U.S. SOFR+0.54%) ±%%	0.82	6-1-2025	1,220,000	1,221,630
JPMorgan Chase & Company (U.S. SOFR+0.70%) ±	1.04	2-4-2027	835,000	824,809
JPMorgan Chase & Company (U.S. SOFR+1.46%) ±	1.51	6-1-2024	3,000,000	3,063,093
JPMorgan Chase & Company (3 Month LIBOR+0.70%) ±	3.21	4-1-2023	1,080,000	1,106,199
Santander Holdings USA Incorporated	3.40	1-18-2023	2,500,000	2,605,624
				22,321,204
Capital markets: 1.89%
Ameriprise Financial Services Incorporated	3.00	4-2-2025	2,000,000	2,146,628
Goldman Sachs Group Incorporated (U.S. SOFR+0.54%) ±	0.63	11-17-2023	1,500,000	1,503,037
Goldman Sachs Group Incorporated (3 Month LIBOR+0.82%) ±	2.88	10-31-2022	2,900,000	2,930,251
Morgan Stanley (U.S. SOFR+0.62%) ±	0.73	4-5-2024	2,000,000	2,007,431
Morgan Stanley (U.S. SOFR+1.99%) ±	2.19	4-28-2026	2,305,000	2,410,506
				10,997,853
See accompanying notes to portfolio of investments

4  |  Wells Fargo Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer finance: 2.03%
BMW US Capital LLC 144A	3.90%	4-9-2025	$1,000,000	$ 1,107,134
BOC Aviation USA Corporation 144A	1.63	4-29-2024	1,560,000	1,571,860
General Motors Financial Company Incorporated	1.70	8-18-2023	1,000,000	1,022,775
Harley Davidson Financial Services Company 144A	3.35	6-8-2025	1,395,000	1,489,434
Hyundai Capital America Company 144A	1.30	1-8-2026	1,115,000	1,104,506
Hyundai Capital America Company 144A	2.38	2-10-2023	1,695,000	1,742,085
Nissan Motor Acceptance Corporation 144A	3.88	9-21-2023	2,030,000	2,162,311
Volkswagen Group of America Finance LLC 144A	2.70	9-26-2022	1,600,000	1,647,595
				11,847,700
Diversified financial services: 1.60%
Bankers Healthcare Group BHG Series 2021 Class A-B 144A	2.79	11-17-2033	1,335,000	1,339,834
GTP Acquisition Partners Corporation 144A	3.48	6-15-2050	1,900,000	2,028,942
National Securities Clearing Corporation 144A	1.50	4-23-2025	3,750,000	3,832,331
WEA Finance LLC 144A	3.75	9-17-2024	2,000,000	2,134,581
				9,335,688
Insurance: 2.80%
Athene Global Funding 144A	2.50	1-14-2025	2,705,000	2,825,886
Brighthouse Financial Incorporated 144A	1.00	4-12-2024	2,000,000	2,008,795
Brighthouse Financial Incorporated 144A	1.55	5-24-2026	1,000,000	1,004,428
Met Tower Global Funding 144A	0.70	4-5-2024	2,000,000	2,008,157
OneBeacon US Holdings Incorporated	4.60	11-9-2022	2,075,000	2,178,486
Protective Life Global 144A	1.62	4-15-2026	2,370,000	2,398,693
Security Benefit Company 144A	1.25	5-17-2024	335,000	336,093
WEA Finance LLC Company 144A	3.15	4-5-2022	3,497,000	3,556,455
				16,316,993
Mortgage REITs: 0.39%
Starwood Property Trust Incorporated	5.00	12-15-2021	1,500,000	1,509,855
Starwood Property Trust Incorporated 144A	5.50	11-1-2023	750,000	784,688
				2,294,543
Health care: 0.62%
Health care providers & services: 0.62%
Dignity Health	3.13	11-1-2022	2,255,000	2,334,161
Magellan Health Incorporated	4.90	9-22-2024	1,155,000	1,267,670
				3,601,831
Industrials: 1.63%
Aerospace & defense: 0.56%
The Boeing Company	4.51	5-1-2023	2,000,000	2,136,318
The Boeing Company	4.88	5-1-2025	1,000,000	1,123,443
				3,259,761
Airlines: 0.94%
American Airline Series 2014-1	3.70	4-15-2027	2,090,044	1,975,179
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Bond Plus Fund  |  5

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines (continued)
Delta Air Lines Incorporated 144A	4.50%	10-20-2025	$2,455,000	$ 2,650,788
United Airlines Pass-Through Trust Certificates Series 2020-1 Class B	4.88	7-15-2027	786,105	836,960
				5,462,927
Trading companies & distributors: 0.13%
Aircastle Limited 144A	5.25	8-11-2025	700,000	779,601
Information technology: 0.45%
Electronic equipment, instruments & components: 0.17%
Jabil Incorporated	1.70	4-15-2026	1,000,000	1,004,048
Semiconductors & semiconductor equipment: 0.28%
Microchip Technology Incorporated	2.67	9-1-2023	1,525,000	1,589,525
Real estate: 2.14%
Equity REITs: 2.14%
Omega Healthcare Investors Incorporated	4.95	4-1-2024	2,210,000	2,409,431
Piedmont Operating Partnership LP	4.45	3-15-2024	1,765,000	1,906,796
Sabra Health Care LP / Sabra Capital Corporation	5.13	8-15-2026	1,490,000	1,674,772
SBA Tower Trust 144A	3.45	3-15-2048	2,135,000	2,247,738
Service Properties Trust	4.50	6-15-2023	1,500,000	1,501,740
Tanger Properties LP	3.88	12-1-2023	594,000	629,933
Vornado Realty Trust «	3.50	1-15-2025	2,000,000	2,134,967
				12,505,377
Utilities: 1.77%
Electric utilities: 0.55%
NRG Energy Incorporated 144A	2.00	12-2-2025	1,000,000	1,017,998
Southern California Edison Company	0.70	4-3-2023	2,200,000	2,207,796
				3,225,794
Gas utilities: 0.58%
One Gas Incorporated	0.85	3-11-2023	3,350,000	3,353,842
Independent power & renewable electricity producers: 0.26%
TerraForm Power Operating LLC 144A	4.25	1-31-2023	1,500,000	1,543,950
Multi-utilities: 0.38%
CenterPoint Energy Incorporated (3 Month LIBOR+0.50%) ±	0.63	3-2-2023	770,000	770,256
CenterPoint Energy Incorporated (U.S. SOFR+0.65%) ±	0.66	5-13-2024	680,000	680,755
CenterPoint Energy Incorporated	0.70	3-2-2023	765,000	765,663
				2,216,674
Total Corporate bonds and notes (Cost $138,580,008)				142,221,966
See accompanying notes to portfolio of investments

6  |  Wells Fargo Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Foreign corporate bonds and notes: 0.32%
Financials: 0.21%
Banks: 0.21%
Permanent TSB Group (EUR Swap Annual (vs. 6 Month EURIBOR) 1 Year +2.55%) ±	2.13%	9-26-2024	EUR	1,000,000	$ 1,236,846
Industrials: 0.11%
Electrical equipment: 0.11%
Gamma Bidco SpA 144A	6.25	7-15-2025	EUR	500,000	640,760
Total Foreign corporate bonds and notes (Cost $1,764,825)					1,877,606
Foreign government bonds: 1.21%
Brazil Government Bond ¤	0.00	1-1-2024	BRL	17,000,000	2,697,725
Hungary Government Bond	1.50	8-23-2023	HUF	350,000,000	1,234,790
Indonesia Government Bond	5.50	4-15-2026	IDR	19,000,000,000	1,327,140
Malaysia Government Bond	3.88	3-14-2025	MYR	3,500,000	889,043
Malaysia Government Bond	3.96	9-15-2025	MYR	3,500,000	893,717
Total Foreign government bonds (Cost $7,096,203)					7,042,415

	Shares
Investment companies: 3.30%
Exchange-traded funds: 3.30%
Invesco BulletShares 2022 High Yield Corporate Bond ETF «	402,000	9,366,600
Invesco BulletShares 2023 High Yield Corporate Bond ETF «	161,500	4,090,795
iShares 0-5 Year High Yield Corporate Bond ETF	126,000	5,778,360
Total Investment companies (Cost $18,842,101)		19,235,755

			Principal
Loans: 1.32%
Communication services: 0.49%
Media: 0.49%
CSC Holdings LLC (3 Month LIBOR+2.25%) ±	2.35	7-17-2025	$1,984,496	1,960,186
Nexstar Broadcasting Incorporated (3 Month LIBOR+2.25%) ±	2.34	1-17-2024	914,285	911,112
				2,871,298
Financials: 0.17%
Diversified financial services: 0.17%
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR+3.00%) ±	4.50	5-30-2025	1,000,000	991,560
Health care: 0.16%
Pharmaceuticals: 0.16%
Bausch Health Companies Incorporated (3 Month LIBOR+3.00%) ±	3.09	6-2-2025	942,823	938,816
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Bond Plus Fund  |  7

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrials: 0.17%
Aerospace & defense: 0.17%
TransDigm Incorporated (1 Month LIBOR+2.25%) ±	2.34%	8-22-2024	$994,962	$ 982,525
Materials: 0.33%
Containers & packaging: 0.33%
Plastipak Packaging Incorporated (3 Month LIBOR+2.50%) ±	2.60	10-14-2024	1,894,733	1,891,019
Total Loans (Cost $7,594,907)				7,675,218
Municipal obligations: 0.94%
Georgia: 0.18%
Health revenue: 0.18%
Georgia Medical Center Hospital Authority Taxable Refunding Bond	4.88	8-1-2022	1,000,000	1,052,111
Illinois: 0.06%
Tax revenue: 0.06%
Chicago IL Retiree Health Series B	6.30	12-1-2021	310,000	318,809
Indiana: 0.21%
Education revenue: 0.21%
Indiana Secondary Market for Education Loans Incorporated (1 Month LIBOR +0.80%) ±	0.91	2-25-2044	1,201,589	1,205,254
New Jersey: 0.35%
Miscellaneous revenue: 0.35%
New Jersey Transportation Trust Fund Authority System Series B	2.55	6-15-2023	2,000,000	2,065,686
New York: 0.14%
Transportation revenue: 0.14%
New York Metropolitan Transportation Authority BAN	4.00	2-1-2022	795,000	814,715
Total Municipal obligations (Cost $5,303,903)				5,456,575
Non-agency mortgage-backed securities: 25.02%
Anchorage Capital CLO Limited Series 2015-6A Class B2RR (3 Month LIBOR+1.85%)144A±	2.03	7-15-2030	4,000,000	4,000,240
Angel Oak Mortgage Trust I LLC Series 2019-3 Class A1 144A±±	2.93	5-25-2059	348,558	350,477
Angel Oak Mortgage Trust I LLC Series 2020-4 Class A1 144A±±	1.47	6-25-2065	1,333,542	1,338,958
Angel Oak Mortgage Trust I LLC Series 2020-R1 Class A1 144A±±	0.99	4-25-2053	1,978,473	1,981,078
Arch Street CLO Limited Series 2016 Class 2A-CR2 (3 Month LIBOR+2.30%)144A±	2.49	10-20-2028	1,325,000	1,325,083
Bayview Opportunity Master Fund Trust Series 2017 Class RT5 144A±±	3.50	5-28-2069	2,131,140	2,179,458
Bojangles Issuer LLC Series 2020-1A Class A2 144A	3.83	10-20-2050	2,225,000	2,338,920
Bravo Residential Funding Trust Series 2019-NQM1 Class A1 144A±±	2.67	7-25-2059	508,991	513,856
See accompanying notes to portfolio of investments

8  |  Wells Fargo Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Bravo Residential Funding Trust Series 2021-HE2 Class A1 (30 Day Average U.S. SOFR+0.75%)144A♦±	0.14%	11-25-2069	$4,000,000	$ 4,000,000
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1 144A	2.72	11-25-2059	996,201	1,017,414
Carlyle Global Market Series 2015-1A Class CR3 (3 Month LIBOR+2.00%)144A±	2.09	7-20-2031	3,000,000	3,000,210
Cascade Funding Mortgage Trust Series 2018-RM2 Class A 144A±±	4.00	10-25-2068	356,402	370,889
Cascade Funding Mortgage Trust Series 2020-HB4 Class A 144A±±	0.95	12-26-2030	1,382,546	1,384,036
CD Commercial Mortgage Trust Series 2017-CD3 Class A1	1.97	2-10-2050	159,650	159,878
Citigroup Commercial Mortgage Trust Series 2016-P5 Class A2	2.40	10-10-2049	128,000	128,343
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR+1.10%)±	1.20	7-15-2030	657,121	653,392
Citigroup Mortgage Loan Trust Series 2019-IMC1 Class A3 144A±±	3.03	7-25-2049	1,298,376	1,316,820
Colt Funding LLC Series 2020-1R Class A1 144A±±	1.26	9-25-2065	1,406,230	1,411,696
Colt Funding LLC Series 2020-2 Class A1 144A±±	1.85	3-25-2065	1,540,718	1,552,424
Commercial Mortgage Trust Series 2012-CR1 Class ASB	3.05	5-15-2045	457,312	461,041
Commercial Mortgage Trust Series 2012-CR4 Class A	3.25	10-15-2045	2,000,000	2,039,312
Commercial Mortgage Trust Series 2014-CR14 Class B ±±	4.62	2-10-2047	680,000	734,431
Commercial Mortgage Trust Series 2015-DC1 Class A3	3.22	2-10-2048	1,500,000	1,517,227
ContiMortgage Home Equity Trust Series 1996-2 Class IO ♀±±	0.00	7-15-2027	510,000	8,149
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±±	2.01	6-19-2031	82,784	83,433
Credit Suisse Mortgage Trust Series 2019-SKLZ Class A (1 Month LIBOR+1.25%)144A±	1.35	1-15-2034	1,400,000	1,404,995
Credit Suisse Mortgage Trust Series 2020-AFC1 Class A3 144A±±	2.51	2-25-2050	1,744,002	1,762,639
Credit Suisse Mortgage Trust Series 2021-AFC1 Class A2 144A±±	1.07	3-25-2056	2,262,229	2,260,025
CSAIL Commercial Mortgage Trust Series 2016-C5 Class A4	3.49	11-15-2048	1,734,437	1,847,308
CSAIL Commercial Mortgage Trust Series 2019-C15 Class A1	2.99	3-15-2052	283,789	291,112
DB Master Finance LLC Series 2017-1A Class A2I 144A	3.63	11-20-2047	2,534,850	2,572,366
DBWF Mortgage Trust Series 2018-GLKS Class A (1 Month LIBOR+1.03%)144A±	1.13	12-19-2030	550,000	550,321
Deephaven Residential Mortgage Series 2019-4A Class A1 144A±±	2.79	10-25-2059	590,340	596,236
Dryden Senior Loan Fund Series 2019-72A (3 Month LIBOR+1.85%)144A±	1.96	5-15-2032	1,000,000	1,000,287
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR+1.13%)±	0.85	9-25-2033	170,719	168,140
Freedom Financial Trust Series 2021-1CP Class A 144A	0.66	3-20-2028	2,388,632	2,389,588
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Bond Plus Fund  |  9

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Freedom Financial Trust Series 2021-1CP Class B 144A	1.41%	3-20-2028	$750,000	$ 753,551
FWD Securitization Trust Series 2020-INV1 Class A3 144A±±	2.44	1-25-2050	1,905,599	1,920,185
Galton Funding Mortgage Trust Series 2020-H1 Class A1 144A±±	2.31	1-25-2060	865,048	881,764
GCAT Series 2019-NQM1 Class A1 144A	2.99	2-25-2059	1,292,413	1,298,721
GCAT Series 2019-NQM2 Class A1 144A	2.86	9-25-2059	1,136,288	1,144,927
Golden National Mortgage Asset-Backed Certificates Series 1998-GN1 Class M2	8.02	2-25-2027	34,322	34,501
Goldman Sachs Mortgage Securities Trust Series 2012-ALOH Class A 144A	3.55	4-10-2034	2,414,000	2,447,491
Goldman Sachs Mortgage Securities Trust Series 2013-G1 Class A2 144A±±	3.56	4-10-2031	530,140	516,830
Goldman Sachs Mortgage Securities Trust Series 2014-GC22 Class A3	3.52	6-10-2047	1,288,108	1,287,761
Gracie Point International Series 2020-B Class A (1 Month LIBOR+1.40%)144A±	1.51	5-2-2023	1,849,928	1,868,272
Gracie Point International Series 2021-1A Class B (1 Month LIBOR+1.40%)144A±	1.51	11-1-2023	1,500,000	1,500,000
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±±	8.00	9-19-2027	123,993	123,767
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR+1.00%)144A±	1.10	11-15-2036	1,757,235	1,757,235
InTown Hotel Portfolio Trust Series 2018-STAY Class A (1 Month LIBOR+0.95%)144A±	1.05	1-15-2033	550,000	551,458
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C8 Class A3	2.83	10-15-2045	2,272,322	2,324,427
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class A4	2.69	4-15-2046	1,608,504	1,654,152
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (1 Month LIBOR+0.91%)144A±	2.41	6-15-2035	566,915	568,358
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-MFP Class A (1 Month LIBOR+0.96%)144A±	1.06	7-15-2036	2,500,000	2,500,000
Lendmark Funding Trust Series 2018-2A Class A 144A	4.23	4-20-2027	160,000	162,296
Lendmark Funding Trust Series 2019-2A Class A 144A	2.78	4-20-2028	3,000,000	3,081,416
LoanCore Limited Series 2018-CRE1 Class A (1 Month LIBOR+1.13%)144A±	1.23	5-15-2028	692,331	692,547
Madison Park Funding Limited Series 2012-0A (3 Month LIBOR+1.55%)144A±	1.73	7-27-2030	1,570,000	1,570,217
Marlette Funding Trust Series 2020-2A Class A 144A	1.02	9-16-2030	630,870	631,573
Master Mortgages Trust Series 2002-3 Class 4A1 ±±	2.52	10-25-2032	950	965
Mello Warehouse Securitization Trust Series 2020-2 Class A (1 Month LIBOR+0.80%)144A±	0.91	11-25-2053	1,940,000	1,946,184
Mello Warehouse Securitization Trust Series 2021-1 Class B (1 Month LIBOR+0.90%)144A±	1.01	2-25-2055	1,460,000	1,464,718
See accompanying notes to portfolio of investments

10  |  Wells Fargo Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Mello Warehouse Securitization Trust Series 2021-2 Class C (1 Month LIBOR+1.10%)144A±	1.21%	4-25-2055	$1,825,000	$ 1,827,638
MF1 Multifamily Housing Mortgage Series 2020-FL3 Class A (1 Month LIBOR+2.05%)144A±	2.15	7-15-2035	1,395,000	1,409,172
MF1 Multifamily Housing Mortgage Series 2021-FL5 Class A (1 Month LIBOR+0.85%)144A±	0.95	7-15-2036	3,000,000	2,997,393
MFRA Trust Series 2021-NQM1 Class A2 144A±±	1.38	4-25-2065	2,531,921	2,532,210
Morgan Stanley Capital I Trust Series 2016-C30 Class A1	1.39	9-15-2049	83,905	83,907
New Residential Mortgage Loan Series 2018-5A Class A1A 144A±±	4.25	12-25-2057	3,558,848	3,733,825
New Residential Mortgage Loan Series 2019-6A Class A1B 144A±±	3.50	9-25-2059	1,163,474	1,231,394
Oaktree CLO Limited Series 15-1A Class A1R (3 Month LIBOR+0.87%)144A±	1.06	10-20-2027	719,522	719,995
Octagon Investment Partners Series 2017-1A Class A2R (3 Month LIBOR+1.45%)144A±	1.64	3-17-2030	2,190,000	2,185,020
Pagaya AI Selection Trust Series 2021-1 Class A 144A	1.18	11-15-2027	3,110,000	3,116,076
Pagaya AI Selection Trust Series 2021-HG1 Class A 144A	1.22	1-16-2029	4,000,000	3,999,522
Palmer Square Loan Funding Limited Series 2018-4A Class A1 (3 Month LIBOR+0.90%)144A±	1.06	11-15-2026	527,365	527,564
PFS Financing Corporation Series 2021-A Class A 144A	0.71	4-15-2026	1,870,000	1,873,471
ReadyCap Commercial Mortgage Trust Series 2019-5 Class A 144A	3.78	2-25-2052	852,080	876,425
Residential Mortgage Loan Trust Series 2021-1R Class A2 144A±±	1.10	1-25-2065	852,472	851,769
Sound Point CLO Limited Series 2015-1RA Class BR (3 Month LIBOR+1.55%)±	1.73	4-15-2030	2,660,000	2,641,952
Starwood Mortgage Residential Trust Series 2019-1 Class A1 144A±±	2.94	6-25-2049	728,145	732,413
Starwood Mortgage Residential Trust Series 2020-1 Class A3 144A±±	2.56	2-25-2050	1,452,077	1,468,692
Station Place Securitization Trust Series 2021-WL1 Class A (1 Month LIBOR+0.65%)144A±	0.76	1-26-2054	1,830,000	1,831,174
TCW Collateralized Loan Obligation Limited Series 2017-1A Class BR (3 Month LIBOR+1.55%)144A±	1.73	7-29-2029	2,255,000	2,255,262
Towd Point Mortgage Trust Series 2015-4 Class A2 144A±±	3.75	4-25-2055	1,106,468	1,117,937
Towd Point Mortgage Trust Series 2017-1 Class A1 144A±±	2.75	10-25-2056	1,814,268	1,841,549
Towd Point Mortgage Trust Series 2017-4 Class A1 144A±±	2.75	6-25-2057	744,812	768,743
Towd Point Mortgage Trust Series 2019-4 Class A1 144A±±	2.90	10-25-2059	862,770	897,059
Towd Point Mortgage Trust Series 2019-MH1 Class A1 144A±±	3.00	11-25-2058	545,049	557,708
Towd Point Mortgage Trust Series 2019-SJ3 Class A1 144A±±	3.00	11-25-2059	996,241	1,002,484
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR+0.85%)144A±	0.95	2-15-2032	1,680,000	1,675,614
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Bond Plus Fund  |  11

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Verizon Owner Trust Series 2018-1A Class C 144A	3.20%	9-20-2022	$6,000,000	$ 6,025,786
Verus Securitization Trust Series 2021-2 Class A1 144A±±	1.03	2-25-2066	2,501,947	2,503,972
Verus Securitization Trust Series 2021-R1 Class A2 144A±±	1.06	10-25-2063	419,408	418,141
Verus Securitization Trust Series 2021-R3 Class A1 144A♦±±	1.02	4-25-2064	3,000,000	2,999,991
Vibrant CLO Limited (3 Month LIBOR+0.95%)144A±%%	1.00	6-20-2029	3,120,000	3,120,000
Voya CLO Limited Series 2017-1A (3 Month LIBOR+1.90%)144A±	2.01	4-17-2030	2,500,000	2,500,255
Wilshire Funding Corporation Series 1996-3 Class M2 ±±	7.20	8-25-2032	63,806	67,260
Wilshire Funding Corporation Series 1996-3 Class M3 ±±	7.20	8-25-2032	50,911	49,850
Wilshire Funding Corporation Series 1998-2 Class M1 (12 Month Treasury Average+2.00%)±	2.14	12-28-2037	6,506	6,669
ZAIS CLO 6 Limited Series 2017-1A (3 Month LIBOR+2.65%)144A±	2.76	7-15-2029	2,050,000	2,050,197
Total Non-agency mortgage-backed securities (Cost $145,131,043)				145,891,187
U.S. Treasury securities: 8.70%
U.S. Treasury Note	0.25	4-15-2023	22,115,000	22,159,921
U.S. Treasury Note	0.25	3-15-2024	5,140,000	5,139,197
U.S. Treasury Note	0.25	5-15-2024	21,250,000	21,216,797
U.S. Treasury Note	0.38	12-31-2025	90,000	88,618
U.S. Treasury Note	0.38	1-31-2026	2,150,000	2,113,803
Total U.S. Treasury securities (Cost $50,646,868)				50,718,336
Yankee corporate bonds and notes: 14.19%
Communication services: 0.42%
Interactive media & services: 0.42%
Tencent Holdings Limited 144A	3.28	4-11-2024	2,310,000	2,454,224
Consumer discretionary: 1.36%
Auto components: 0.43%
Toyota Industries Corporation 144A	3.11	3-12-2022	2,460,000	2,509,556
Automobiles: 0.48%
Conti Gummi Finance BV	1.13	9-25-2024	2,000,000	2,519,359
Stellantis NV	5.25	4-15-2023	250,000	270,473
				2,789,832
Household durables: 0.45%
Panasonic Corporation 144A	2.54	7-19-2022	2,600,000	2,654,907
Energy: 0.99%
Oil, gas & consumable fuels: 0.99%
Aker BP ASA 144A	2.88	1-15-2026	1,000,000	1,045,038
See accompanying notes to portfolio of investments

12  |  Wells Fargo Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
BP Capital Markets plc (5 Year Treasury Constant Maturity+4.04%) ʊ±	4.38%	6-22-2025	$3,000,000	$ 3,183,750
Schlumberger Finance BV	1.40	9-17-2025	1,500,000	1,528,207
				5,756,995
Financials: 9.39%
Banks: 6.44%
ANZ New Zealand International Company 144A	1.90	2-13-2023	2,200,000	2,259,015
Banco Bradesco 144A	2.85	1-27-2023	745,000	762,887
Banco Internacional del Peru SAA Interbank 144A	3.38	1-18-2023	1,305,000	1,327,838
Barclays plc (1 Year Treasury Constant Maturity+0.80%) ±	1.01	12-10-2024	1,155,000	1,161,325
BNP Paribas (U.S. SOFR+1.00%) 144A±	1.32	1-13-2027	1,545,000	1,529,106
BPCE SA (U.S. SOFR+1.52%) 144A±	1.65	10-6-2026	2,530,000	2,548,249
Central American Bank 144A	1.14	2-9-2026	2,500,000	2,490,825
Corporacion Andina de Fomento	2.13	9-27-2021	3,000,000	3,013,530
Credicorp Limited 144A	2.75	6-17-2025	3,000,000	3,004,500
Danske Bank A/S 144A	5.00	1-12-2022	1,405,000	1,443,039
DNB Bank ASA (1 Year Treasury Constant Maturity+0.72%) 144A±	1.54	5-25-2027	2,000,000	2,007,737
Global Bank Corporation 144A	4.50	10-20-2021	470,000	472,585
HSBC Holdings plc (U.S. SOFR+0.71%) ±	0.98	5-24-2025	600,000	602,527
HSBC Holdings plc (U.S. SOFR+1.54%) ±	1.65	4-18-2026	1,140,000	1,158,617
Intesa Sanpaolo SpA 144A	3.25	9-23-2024	2,000,000	2,134,111
Mizuho Financial Group (U.S. SOFR+1.24%) ±	2.84	7-16-2025	1,000,000	1,059,774
NatWest Markets plc 144A	2.38	5-21-2023	1,375,000	1,427,569
Nordea Bank AB 144A	3.75	8-30-2023	2,000,000	2,141,779
Sumitomo Mitsui Financial Group (3 Month LIBOR+0.80%) ±	0.98	10-16-2023	2,000,000	2,024,127
Sumitomo Mitsui Financial Group	2.70	7-16-2024	2,510,000	2,659,951
UniCredit SpA 144A	6.57	1-14-2022	2,220,000	2,299,506
				37,528,597
Capital markets: 0.78%
Enel Finance International NV 144A☼	4.25	9-14-2023	2,500,000	2,700,383
Macquarie Group Limited (U.S. SOFR+1.07%) 144A±	1.34	1-12-2027	1,885,000	1,867,188
				4,567,571
Consumer finance: 0.49%
NTT Finance Corporation 144A	0.37	3-3-2023	2,830,000	2,832,406
Diversified financial services: 0.81%
African Export Import BA 144A	2.63	5-17-2026	550,000	556,309
Avolon Holdings Funding Limited 144A	5.50	1-15-2026	965,000	1,084,313
Banco Latino Americano SA 144A	2.38	9-14-2025	2,000,000	2,044,000
DAE Funding LLC 144A	2.63	3-20-2025	1,000,000	1,010,240
				4,694,862
Insurance: 0.47%
Sompo International Holdings Limited	4.70	10-15-2022	2,628,000	2,767,388
Thrifts & mortgage finance: 0.40%
Nationwide Building Society 144A	1.00	8-28-2025	2,360,000	2,339,586
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Bond Plus Fund  |  13

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care: 0.06%
Pharmaceuticals: 0.06%
Perrigo Company plc	4.00%	11-15-2023	$323,000	$ 344,350
Information technology: 0.44%
Communications equipment: 0.41%
Ericsson LM	4.13	5-15-2022	2,300,000	2,362,192
Semiconductors & semiconductor equipment: 0.03%
SK Hynix Incorporated 144A	1.50	1-19-2026	200,000	198,850
Materials: 1.16%
Chemicals: 1.16%
Orbia Advance Corporation SAB 144A	1.88	5-11-2026	2,000,000	2,011,600
Orbia Advance Corporation SAB 144A	4.88	9-19-2022	1,508,000	1,587,230
Park Aerospace Holdings Company 144A	5.25	8-15-2022	1,000,000	1,051,339
Syngenta Finance NV 144A	4.44	4-24-2023	2,000,000	2,097,689
				6,747,858
Real estate: 0.37%
Equity REITs: 0.37%
Scentre Group Trust 144A	3.63	1-28-2026	2,000,000	2,186,996
Total Yankee corporate bonds and notes (Cost $80,746,396)				82,736,170

Short-term investments: 8.44%
Commercial paper: 2.69%
AT&T Incorporated 144A☼	0.30	12-14-2021	2,220,000	2,217,410
Corporacion Andinal de Fomento 144A☼	0.29	5-20-2022	2,500,000	2,495,339
Enel Finance International NV 144A☼	0.25	3-11-2022	3,000,000	2,992,921
General Motors Financial Company Incorporated 144A☼	0.44	6-22-2021	3,000,000	2,999,154
Glencore Funding LLC 144A☼	0.23	6-8-2021	2,000,000	1,999,914
HSBC USA Incorporated 144A☼	0.36	4-1-2022	3,000,000	2,990,811
				15,695,549

		Yield	Shares
Investment companies: 5.75%
Securities Lending Cash Investments LLC ♠∩∞		0.03	1,094,160	1,094,160
Wells Fargo Government Money Market Fund Select Class ♠∞##		0.03	32,448,515	32,448,515
				33,542,675
Total Short-term investments (Cost $49,233,672)				49,238,224
Total investments in securities (Cost $583,197,483)	101.37%			591,059,915
Other assets and liabilities, net	(1.37)			(7,973,131)
Total net assets	100.00%			$583,086,784

See accompanying notes to portfolio of investments

14  |  Wells Fargo Short-Term Bond Plus Fund

Portfolio of investments—May 31, 2021 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♀	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
##	All or a portion of this security is segregated for when-issued securities.
«	All or a portion of this security is on loan.
♠	The issuer is an affiliate of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
☼	Zero coupon security. The rate represents the current yield to maturity.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
BAN	Bond anticipation notes
BRL	Brazilian real
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUF	Hungarian forint
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$0	$84,366,015	$(83,271,855)	$0	$0	$1,094,160		1,094,160	$2,233#
Wells Fargo Government Money Market Fund Select Class	19,447,173	272,377,143	(259,375,801)	0	0	32,448,515		32,448,515	5,936
				$0	$0	$33,542,675	5.75%		$8,169

#	Amount shown represents income before fees and rebates.
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
835,768 EUR	1,300,000 AUD	Morgan Stanley	6-30-2021	$16,369	$0
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Bond Plus Fund  |  15

Portfolio of investments—May 31, 2021 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
2,290,000 EUR	2,767,765 USD	Morgan Stanley	6-30-2021	$34,077	$0
1,300,000 CAD	1,059,292 USD	Morgan Stanley	6-30-2021	17,716	0
876,254 EUR	1,300,000 CAD	Morgan Stanley	6-30-2021	0	(4,901)
1,300,000 CAD	873,426 EUR	Morgan Stanley	6-30-2021	8,361	0
9,184,404 USD	7,690,000 EUR	Morgan Stanley	6-30-2021	0	(224,402)
1,300,000 AUD	843,568 EUR	Morgan Stanley	6-30-2021	0	(25,912)
				$76,523	$(255,215)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	677	9-30-2021	$149,406,514	$149,437,173	$30,659	$0
Short
Euro-BOBL Futures	(25)	6-8-2021	(4,112,856)	(4,107,106)	5,750	0
10-Year U.S. Treasury Notes	(67)	9-21-2021	(8,848,597)	(8,839,812)	8,785	0
5-Year U.S. Treasury Notes	(461)	9-30-2021	(57,102,036)	(57,095,571)	6,465	0
					$51,659	$0
Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Sell Protection
Markit CDX NA High Yield	5.00%	Quarterly	12-20-2025	USD	4,000,000	$(390,501)	$(326,473)	$0	$(64,028)
Markit CDX NA Investment Grade	1.00	Quarterly	12-20-2025	USD	3,500,000	(85,839)	(74,870)	0	(10,969)
								$0	$(74,997)
See accompanying notes to portfolio of investments

16  |  Wells Fargo Short-Term Bond Plus Fund

Notes to portfolio of investments—May 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Wells Fargo Short-Term Bond Plus Fund  |  17

Notes to portfolio of investments—May 31, 2021 (unaudited)

Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

18  |  Wells Fargo Short-Term Bond Plus Fund

Notes to portfolio of investments—May 31, 2021 (unaudited)

Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the OTC market (“OTC swaps”) or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Short-Term Bond Plus Fund  |  19

Notes to portfolio of investments—May 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$14,425,583	$0	$14,425,583
Asset-backed securities	0	64,540,880	0	64,540,880
Corporate bonds and notes	0	142,221,966	0	142,221,966
Foreign corporate bonds and notes	0	1,877,606	0	1,877,606
Foreign government bonds	0	7,042,415	0	7,042,415
Investment companies	19,235,755	0	0	19,235,755
Loans	0	7,675,218	0	7,675,218
Municipal obligations	0	5,456,575	0	5,456,575
Non-agency mortgage-backed securities	0	145,891,187	0	145,891,187
U.S. Treasury securities	50,718,336	0	0	50,718,336
Yankee corporate bonds and notes	0	82,736,170	0	82,736,170
Short-term investments
Commercial paper	0	15,695,549	0	15,695,549
Investment companies	33,542,675	0	0	33,542,675
	103,496,766	487,563,149	0	591,059,915
Forward foreign currency contracts	0	76,523	0	76,523
Futures contracts	51,659	0	0	51,659
Total assets	$103,548,425	$487,639,672	$0	$591,188,097
Liabilities
Forward foreign currency contracts	$0	$255,215	$0	$255,215
Swap contracts	0	74,997	0	74,997
Total liabilities	$0	$330,212	$0	$330,212
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2021, $560,393 was segregated as cash collateral for open futures contracts and $855,212 was segregated as cash collateral for swap contracts.
For the nine months ended May 31, 2021, the Fund did not have any transfers into/out of Level 3.

20  |  Wells Fargo Short-Term Bond Plus Fund